Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Key Management Personnel Disclosures [Abstract]
Schedule of Total Remuneration Paid or Payable to the Directors and Senior Management	The total remuneration paid or payable to the directors and senior management of the Group during the year are as follows:
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Short-term employee benefits	423,187	842,729	1,401,637
Post-employment benefits	-	-	4,500
Total	423,187	842,729	1,406,137